Share-Based Compensation (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Options and warrants expensed
Risk Free Interest Rate		2.39%
Risk Free Interest Rate, Minimum			0.31%	0.42%
Risk Free Interest Rate, Maximum			2.39%	1.60%
Expected life		3 years	3 years	3 years
Expected dividends		0.00%	0.00%	0.00%
Expected volatility		96.00%
Expected volatility Minimum			96.00%	96.00%
Expected volatility Maximum			99.00%	99.00%
Vycor Common Stock fair value minimum		$ 1.88	$ 1.88	$ 3
Vycor Common Stock fair value maximum		$ 3.38	$ 4.50	$ 4.50